Deferred charges - Deferred Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs [Abstract]
Beginning Balance, Dry-docking	$ 42,774	$ 18,506
Costs incurred, Dry-docking	19,119	32,837
Amortization expensed, Dry-docking	(12,856)	(8,569)
Amortization capitalized, Dry-docking		0
Ending Balance, Dry-docking	49,037	42,774
Beginning Balance, Financing fees	14,525	8,100
Costs incurred, Financing fees	6,305	7,113
Amortization expensed, Financing fees	(1,768)	(525)
Amortization capitalized, Financing fees		(163)
Ending Balance, Financing fees	19,062	14,525
Beginning Balance, Total	57,299	26,606
Costs incurred, Total	25,424	39,950
Amortization expensed, Total	(14,624)	(9,094)
Amortization capitalized, Total		(163)
Ending Balance, Total	$ 68,099	$ 57,299